Redeemable Non-Controlling Interests and Equity - Schedule of Capital Stock (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Schedule of Capital Stock [Line Items]
Total shares, Authorized	435,230,000	401,500,000
Total shares, Issued	80,158,080	49,982,964
Total shares, Treasury Stock
Total shares, Outstanding	80,158,080
Class A Common Stock [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001
Total shares, Authorized	300,000,000	300,000,000
Total shares, Issued	31,198,080	13,252,964
Total shares, Treasury Stock
Total shares, Outstanding	31,198,080
Class V Common Stock [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001
Total shares, Authorized	100,000,000	100,000,000
Total shares, Issued	24,380,000	35,230,000
Total shares, Treasury Stock
Total shares, Outstanding	24,380,000
Class A Convertible Preferred Units [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share)	$ 0.0001
Total shares, Authorized	1,500,000
Total shares, Issued	1,500,000
Total shares, Treasury Stock
Total shares, Outstanding	1,500,000
Class B Units [Member]
Schedule of Capital Stock [Line Items]
Total shares, Par Value (in Dollars per share)	$ 0.0001
Total shares, Authorized	33,730,000
Total shares, Issued	22,980,000
Total shares, Treasury Stock
Total shares, Outstanding	22,980,000